Nationwide Life Insurance Company

• Nationwide VLI Separate Account-3

• Nationwide Variable Account-7

Prospectus supplement dated March 15, 2013 to

Multi-Flex FPVUL prospectus dated May 1, 2002; and

M&T All American prospectus dated May 1, 2012

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Effective on or about April 1, 2013, Morgan Stanley Investment Management Inc. will no longer be a sub-adviser for the Nationwide Variable Insurance Trust – NVIT Real Estate Fund and will be replaced by Brookfield Investment Management Inc.

GWP-0423

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